Shareholder Report	12 Months Ended	44 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUND, INC.
Entity Central Index Key	0000808303
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005513
Shareholder Report [Line Items]
Fund Name	Spectrum Diversified Equity Fund
Class Name	Investor Class
Trading Symbol	PRSGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Diversified Equity Fund - Investor Class	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity markets mostly advanced over the year, and various equity indexes reached all-time highs. The U.S. equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. International equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world.

  Favorable security selection within U.S. large-cap growth equities contributed to relative results during the period. Similarly, stock choices among U.S. mid-cap value equities also contributed to results.

  On the negative side, security selection within the underlying dividend growth equities allocation was detrimental over the 12-month period. The inclusion of real assets equities as a diversifying exposure also weighed on relative results.

  The Spectrum Diversified Equity Fund seeks long-term capital appreciation and growth of income with current income as a secondary objective. The fund diversifies its assets among a T. Rowe Price money market fund and domestic and international equity mutual funds that represent specific market segments. By maintaining broad exposure, the fund attempts to reduce the impact of markets that are declining and benefits from good performance in particular market segments over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Spectrum Diversified Equity Fund (Investor Class)	16.95%	10.39%	10.02%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Combined Index Portfolio - 85% Russell 3000 / 15% MSCI ACWI IMI ex-U.S. (Strategy Benchmark)	21.52	12.47	11.03

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,171,742,000	$ 4,171,742,000
Holdings Count | Holding	19	19
Advisory Fees Paid, Amount	$ 26,511,000
InvestmentCompanyPortfolioTurnover	26.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,171,742 Number of Portfolio Holdings19
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	92.5%
International Equity Funds	7.5
Short-Term and Other	-

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price U.S. Large-Cap Core Fund	13.6%
T. Rowe Price Value Fund	13.3
T. Rowe Price Blue Chip Growth Fund	12.0
T. Rowe Price Growth Stock Fund	11.6
T. Rowe Price Equity Income Fund	11.3
T. Rowe Price Dividend Growth Fund	10.0
T. Rowe Price Mid-Cap Growth Fund	4.3
T. Rowe Price Mid-Cap Value Fund	3.9
T. Rowe Price Small-Cap Value Fund	3.3
T. Rowe Price International Value Equity Fund	2.9

Updated Prospectus Web Address	www.troweprice.com/paperless
C000227148
Shareholder Report [Line Items]
Fund Name	Spectrum Diversified Equity Fund
Class Name	I Class
Trading Symbol	TSVPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Diversified Equity Fund - I Class	$62	0.57%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global equity markets mostly advanced over the year, and various equity indexes reached all-time highs. The U.S. equity market was buoyed by generally favorable corporate earnings and by continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September. International equity markets were mostly positive in 2024, helped by looser monetary policies from various central banks around the world.

  Favorable security selection within U.S. large-cap growth equities contributed to relative results during the period. Similarly, stock choices among U.S. mid-cap value equities also contributed to results.

  On the negative side, security selection within the underlying dividend growth equities allocation was detrimental over the 12-month period. The inclusion of real assets equities as a diversifying exposure also weighed on relative results.

  The Spectrum Diversified Equity Fund seeks long-term capital appreciation and growth of income with current income as a secondary objective. The fund diversifies its assets among a T. Rowe Price money market fund and domestic and international equity mutual funds that represent specific market segments. By maintaining broad exposure, the fund attempts to reduce the impact of markets that are declining and benefits from good performance in particular market segments over time.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 5/3/21
Spectrum Diversified Equity Fund (I Class)	17.08%	6.08%
Russell 3000 Index (Regulatory Benchmark)	23.81	9.89
Combined Index Portfolio - 85% Russell 3000 / 15% MSCI ACWI IMI ex-U.S. (Strategy Benchmark)	21.52	8.67

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		May 03, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,171,742,000	$ 4,171,742,000
Holdings Count | Holding	19	19
Advisory Fees Paid, Amount	$ 26,511,000
InvestmentCompanyPortfolioTurnover	26.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,171,742 Number of Portfolio Holdings19
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	92.5%
International Equity Funds	7.5
Short-Term and Other	-

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price U.S. Large-Cap Core Fund	13.6%
T. Rowe Price Value Fund	13.3
T. Rowe Price Blue Chip Growth Fund	12.0
T. Rowe Price Growth Stock Fund	11.6
T. Rowe Price Equity Income Fund	11.3
T. Rowe Price Dividend Growth Fund	10.0
T. Rowe Price Mid-Cap Growth Fund	4.3
T. Rowe Price Mid-Cap Value Fund	3.9
T. Rowe Price Small-Cap Value Fund	3.3
T. Rowe Price International Value Equity Fund	2.9

Updated Prospectus Web Address	www.troweprice.com/paperless